Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Feb. 28, 2020	Dec. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fees, taxes, and charges	$ 659	$ 615	$ 579
Contract assets	154				$ 151
Selling expenses	728	673	645
Retained earnings	26,653	25,066
Assets	45,058	42,401	$ 40,778
Cruise Support
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer deposits	$ 4,900	$ 4,700
ASC 606 | Forecast | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets				$ 1,400
Liabilities				1,400
ASC 606 | Forecast | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets				1,600
ASC 606 | Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings					$ 24
ASC 842 | Forecast | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liabilities				$ 1,600